Condensed Statement of Operations - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2015
Revenues:
Sales, net
Expenses
General & administrative expenses	$ 842	$ 1,531	$ 2,373
Professional fees	20,000	15,048	35,048
Stock-based compensation		19,150	19,150
Total Expenses	20,842	35,729	56,571
Net Loss for the Period	$ (20,842)	$ (35,729)	$ (56,571)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding Basic and diluted	25,000,000	25,240,000	25,182,000